6. Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables Details 2
Balance at beginning of the year	R$ (34,182)	R$ (50,389)
Additions	(24,913)	(9,806)
Unrecoverable amounts	17,649	16,250
Recoveries	2,765	9,763
Balance at the end of the year	R$ (38,681)	R$ (34,182)